Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2022 and September 30, 2022:

	Notional amounts(1)
	March 31, 2022	September 30, 2022
	(in trillions)
Interest rate contracts	¥1,391.8	¥1,595.8
Foreign exchange contracts	245.0	291.3
Equity contracts	7.4	6.7
Commodity contracts	0.1	0.1
Credit derivatives	9.8	11.4
Other	3.2	3.6
Total	¥1,657.3	¥1,908.9

Note:	(1)Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2022 and September 30, 2022:

	Fair value of derivative instruments
	March 31, 2022(1)(5)			September 30, 2022(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥5,445	¥—	¥5,445	¥7,164	¥—	¥7,164
Foreign exchange contracts	4,801	2	4,803	9,053	6	9,059
Equity contracts	151	—	151	203	—	203
Commodity contracts	22	—	22	18	—	18
Credit derivatives	103	—	103	85	—	85
Other(6)	10	—	10	—	—	—
Total derivative assets	¥10,532	¥2	¥10,534	¥16,523	¥6	¥16,529
Derivative liabilities:
Interest rate contracts	¥5,652	¥—	¥5,652	¥8,372	¥—	¥8,372
Foreign exchange contracts	4,907	1	4,908	8,924	—	8,924
Equity contracts	277	—	277	207	—	207
Commodity contracts	22	—	22	18	—	18
Credit derivatives	101	—	101	105	—	105
Other(6)	(65)	—	(65)	(111)	—	(111)
Total derivative liabilities	¥10,894	¥1	¥10,895	¥17,515	¥—	¥17,515

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).

(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2022.

(6) Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of operations for the six months ended September 30, 2021 and 2022:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2021:
Interest rate contracts	¥—	¥25	¥25
Foreign exchange contracts	—	—	—
Equity contracts	—	(115)	(115)
Credit derivatives	—	(35)	(35)
Other(1)	(7)	(22)	(29)
Total	¥(7)	¥(147)	¥(154)
Six months ended September 30, 2022:
Interest rate contracts	¥—	¥64	¥64
Foreign exchange contracts	(168)	—	(168)
Equity contracts	—	(24)	(24)
Credit derivatives	—	(2)	(2)
Other(1)	(8)	23	15
Total	¥(176)	¥61	¥(115)

Note:	(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Protection Sold Through Credit Derivatives	The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2022 and September 30, 2022:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2022:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥408,281	¥1,874,796	¥731,946	¥3,015,023	¥(61,308)
Non-investment grade	91,161	349,847	66,452	507,460	5,378
Total	499,442	2,224,643	798,398	3,522,483	(55,930)
Index and basket credit default swaps :
Investment grade(2)	67,600	458,153	36,955	562,708	(9,604)
Non-investment grade	56,299	19,936	—	76,235	(61)
Not rated	19,944	279,955	886	300,785	(7,320)
Total	143,843	758,044	37,841	939,728	(16,985)
Total credit default swaps sold	¥643,285	¥2,982,687	¥836,239	¥4,462,211	¥(72,915)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2022:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥628,647	¥2,138,484	¥638,776	¥3,405,907	¥(3,703)
Non-investment grade	140,373	332,690	59,078	532,141	19,902
Total	769,020	2,471,174	697,854	3,938,048	16,199
Index and basket credit default swaps :
Investment grade(2)	65,949	754,856	10,937	831,742	(2,181)
Non-investment grade	50,684	—	—	50,684	(79)
Not rated	7,548	352,015	1,637	361,200	3,682
Total	124,181	1,106,871	12,574	1,243,626	1,422
Total credit default swaps sold	¥893,201	¥3,578,045	¥710,428	¥5,181,674	¥17,621

Notes:	(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.